Note 6 - Investments in Juanicipio (Details Textual) - USD ($) $ in Thousands				12 Months Ended
		Jul. 01, 2005	Jul. 16, 2003	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2008
Statement Line Items [Line Items]
Expense arising from exploration for and evaluation of mineral resources				$ 15	$ 0
Amount charged for contributions to a joint venture	[1]			63,712	53,200
Minera Juanicipio, S.A. de C.V. [member]
Statement Line Items [Line Items]
Amount charged for contributions to a joint venture				63,712
Interest earned from advance to joint venture				567
Shareholder loans [member]
Statement Line Items [Line Items]
Amount charged for contributions to a joint venture, 100% basis				144,800
Amount charged for contributions to a joint venture				$ 144,800
Juanicipio property [member] | Industrias Penoles, S.A. de C.V. [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate		56.00%
Expense arising from exploration for and evaluation of mineral resources		$ 5,000
Term of exploration and evaluation of mineral resources (Year)		4 years
Juanicipio property [member] | Industrias Penoles, S.A. de C.V. [member] | MAG Silver Corporation [member]
Statement Line Items [Line Items]
Issue of equity to associate		$ 1,000
Number of tranches to buy common shares from an associate		2
Juanicipio property [member] | Industrias Penoles, S.A. de C.V. [member] | MAG Silver Corporation [member] | Common shares in tranche one [member]
Statement Line Items [Line Items]
Proceeds from issuing shares		$ 500
Minera Juanicipio, S.A. de C.V. [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate				44.00%		44.00%
Expense arising from exploration for and evaluation of mineral resources				$ 120,757	$ 99,048
Percentage of loss in an associate during the period					44.00%
Joint venture direct operating expenses					$ 0
Sales of associates and joint ventures				15,335
Cost of sales of associates and joint ventures				3,873
Gross profit of associates or joint ventures				$ 11,462
Minera Juanicipio, S.A. de C.V. [member] | Fresnillo PLC [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate						56.00%
MAG Silver Corporation [member] | Fresnillo PLC [member]
Statement Line Items [Line Items]
Fresnillo investment in MAG Silver Corp. common shares				10.30%
Juanicipio property [member]
Statement Line Items [Line Items]
Interest in Juanicipio property prior to joint venture agreement			100.00%

[1]	During the year, Fresnillo and the Company advanced $144,800 as shareholder loans (MAG's 44% share $63,712) to Minera Juanicipio, bearing interest at Libor + 2%. The interest accrued within Minera Juanicipio was capitalized to 'Mineral Interests, plant and equipment' and the interest recorded by the Company on the loan totaling $567 has therefore been credited to the Investment in Juanicipio account as an eliminating related party entry (see Note 14).